Related Party Balances and Transactions (Tables)	6 Months Ended
Dec. 31, 2024
Related Party Balances and Transactions [Abstract]
Schedule of Related Parties

The table below sets forth the major related parties and their relationships with the Company as of December 31, 2024:

Name of related parties	Relationship with the Group
Huang Feng	Ultimate majority shareholder of the Company, CEO and Chairman of the Board
Xia Liang	Supervisor of Yangzhou Bangshijie, CFO of Li Bang International
Li Funa	Director, ultimate shareholder of the Company and Huang Feng’s spouse
Fan Hu	Executive director and legal representative of Yangzhou Bangshijie and Nanjing Bangshijie
Suzhou Beifusi Trading Co., Ltd. (“Suzhou Beifusi”)	A vendor, Huang Feng owns 65% of its equity interest

The following are related party balances which are non-interest bearing as of December 31, 2024 and June 30, 2024:

	December 31,	June 30,
	2024	2024
	(Unaudited)
Amounts due to related parties:
Huang Feng (1)	$224,636	$24,098
Fan Hu (1)	-	107,476
	$224,636	$131,574

(1)	The balances represent primarily business expenses paid on behalf of the Company.